Vessels, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance January 1, 2020	$108,523	$(21,016)	$87,507
Vessel additions	685	—	685
Depreciation	—	(4,418)	(4,418)
Balance December 31, 2020	$109,208	$(25,434)	$83,774

Vessel acquisition - “Pyxis Karteria”	20,000	—	20,000
Vessel acquisition - “Pyxis Lamda”	31,172	—	31,172
Vessel additions	45	—	45
Transfer to vessels held-for-sale	(12,250)	1,881	(10,369)
Depreciation	—	(4,898)	(4,898)
Balance December 31, 2021	$148,175	$(28,451)	$119,724